Financial instruments at fair value (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Fair Value Disclosures [Abstract]
Purchased listed shares for trading purposes	$ 812	$ 613	$ 68
Disposal of financial assets at fair value	107	6
Revaluation gain (loss)	$ 12	$ 17